Risk Management Policy - Additional Information (Details) - KZT (₸) ₸ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk after offset and collateral of loans to customers	₸ 3,823,734,000	₸ 2,750,424,000
Net carrying amount of loans to customers at time of modification	₸ 78,766,000	₸ 37,221,000
Allowance for impairment losses changed from lifetime expected credit loss period	12 months	12 months
Percentage point of change in key assumptions used to calculate expected credit loss	100.00%
Customer accounts of individuals obligation nominal maturity period	2 years
Percentage of deposits absent a liquidity event		95.00%
Balances on current accounts from customers	₸ 1,100
Guarantee deposits	₸ 27,357,000	₸ 24,823,000
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Change in interest rate percentage	(3.00%)
Impact on profit before income tax due to change in interest rate		150,000
Interest rate risk | Plus 3 p p change in interest rate
Disclosure of detailed information about financial instruments [line items]
Impact on profit before income tax due to change in interest rate	₸ 0
Impact on equity due to change in interest rate	(60,568,000)	(20,705,000)
Interest rate risk | Minus 3 p.p. change in interest rate
Disclosure of detailed information about financial instruments [line items]
Impact on equity due to change in interest rate	₸ 68,949,000	₸ 22,982,000
Currency risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity rate	25.00%
Change in foreign currency rates	25.00%	25.00%
Change in USD rate percentage	(25.00%)	(25.00%)
Currency risk | Minus 25% change in USD rate
Disclosure of detailed information about financial instruments [line items]
Impact on profit before income tax due to change in USD rate	₸ (3,958,000)	₸ (3,729,000)
Impact on equity due to change in USD rate	(355,000)	(275,000)
Credit Impaired Loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers	26,932,000	29,174,000
Stage 1 - 12-month ECL
Disclosure of detailed information about financial instruments [line items]
Gross carrying amount of loans to customers at time of modification	₸ 24,932,000	12,656,000
Baseline Scenario
Disclosure of detailed information about financial instruments [line items]
Increase decrease in percentage of exchange rate	(100.00%)
Increase decrease in percentage of base rate	(100.00%)
Baseline Scenario | Events After Reporting Period
Disclosure of detailed information about financial instruments [line items]
Increase decrease in percentage of exchange rate			1.80%	1.48%
Increase decrease in percentage of base rate			(2170.00%)	(2187.00%)
Upside Scenario
Disclosure of detailed information about financial instruments [line items]
Increase decrease in allowance for impairment losses of nominal exchange rate	₸ (1,792,000)
Increase decrease in allowance for impairment losses of base rate	(182,000)
Upside Scenario | Events After Reporting Period
Disclosure of detailed information about financial instruments [line items]
Increase decrease in percentage of exchange rate			(1.06%)	(1.38%)
Increase decrease in percentage of base rate			(2828.00%)	(2828.00%)
Downside Scenario
Disclosure of detailed information about financial instruments [line items]
Increase decrease in allowance for impairment losses of nominal exchange rate	1,908,000
Increase decrease in allowance for impairment losses of base rate	237,000
Downside Scenario | Events After Reporting Period
Disclosure of detailed information about financial instruments [line items]
Increase decrease in percentage of exchange rate			4.66%	4.34%
Increase decrease in percentage of base rate			4.94%	4.77%
Gross Carrying
Disclosure of detailed information about financial instruments [line items]
Loans to customers	₸ 4,046,581,000	₸ 2,942,812,000